Segment Information -Schedule of Segment Reporting Electronic and Mechanical Components (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 500,728	$ 400,444	$ 959,586	$ 780,523	$ 1,591,020	$ 742,992	$ 424,495
Segment cost of revenue	225,344	191,518	436,960	379,276	772,284	368,913	219,879
Segment selling, general and administrative expenses	61,420	58,840	128,565	118,266	253,367	131,368	80,283
Other segment items	(2,199)	(3,588)	(5,043)	(4,818)	(5,935)	(1,288)	(845)
Segment Adjusted EBITDA	216,163	153,674	399,104	287,799	571,304	243,999	125,178
Electronic Components
Segment Reporting Information [Line Items]
Revenues	214,847	178,128	416,116	347,957	704,997	360,515	229,842
Segment cost of revenue	98,753	81,458	190,710	160,516	335,217	173,413	116,112
Segment selling, general and administrative expenses	23,127	23,218	48,169	44,297	97,868	59,058	47,897
Other segment items	(1,844)	(1,150)	(3,717)	(1,240)	(3,083)	(1,000)	(211)
Segment Adjusted EBITDA	94,811	74,602	180,954	144,384	274,995	129,044	66,044
Mechanical Components
Segment Reporting Information [Line Items]
Revenues	285,881	222,316	543,470	432,566	886,023	382,477	194,653
Segment cost of revenue	126,591	110,060	246,250	218,760	437,067	195,500	103,767
Segment selling, general and administrative expenses	38,293	35,622	80,396	73,969	155,499	72,310	32,386
Other segment items	(355)	(2,438)	(1,326)	(3,578)	(2,852)	(288)	(634)
Segment Adjusted EBITDA	$ 121,352	$ 79,072	$ 218,150	$ 143,415	$ 296,309	$ 114,955	$ 59,134